License Agreements (Details Narrative) - Ocean Biomedical Inc [Member] - USD ($)										12 Months Ended
	Jun. 30, 2023	Apr. 01, 2023	Sep. 13, 2022	Jul. 02, 2022	Apr. 14, 2022	Aug. 31, 2021	Jan. 25, 2021	Jun. 25, 2020	Apr. 15, 2020	Dec. 31, 2022
Stanford University Agreement [Member]
Patent reimbursement expenses										$ 23,247
Patent reimbursement expenses paid										18,527
License agreement, description								There were no license or royalty fees under the Stanford Agreement, unless the Company exceeds a gross margin of 40% on the sale of licensed product in one or more Organization for Economic Cooperation and Development, or OECD, countries. At such time as the gross margin on the sale of licensed product in any OECD country exceeds 40% in a single calendar quarter, the parties will meet and determine appropriate additional financial consideration for Stanford, as well as the terms associated with such consideration.
Accounts payable related parties								$ 100,000
Option expire date					Oct. 14, 2022
Brown License Agreement [Member] | Elkurt Inc [Member]
Patent reimbursement expenses										340,190
Patent reimbursement expenses paid										297,700
License agreement, description				Upon successful commercialization, the Company is required to pay Elkurt between 0.5% to 1.5% of net sales based on the terms under the Initial Brown License Agreements. In addition, the Company must pay Elkurt, under each of the Initial Brown License Agreements, 25% of all non-royalty sublicense income prior to the first commercial sale, and 10% of non-royalty sublicense income thereafter, in the event that the Company enters into sublicenses for the subject intellectual property. If net sales or non-royalty sublicense income are generated from know-how products, the amounts otherwise due (royalty or non-royalty sublicense income) shall be reduced by 50%
Accounts payable related parties										42,727
Maximum equity financing				Elkurt being able to terminate the Initial Brown License Agreements at any time and for any reason after November 1, 2023 if the Company has not raised at least $10 million in equity financing by then		the Initial Brown License Agreements were amended to extend the date after which Elkurt can terminate the license agreements if the Company has not raised at least $10 million in equity financing by April 1, 2022
License maintanence fees				$ 67,000						12,000
Interest rate				1.00%
Brown License Agreement [Member] | Elkurt Inc [Member] | Minimum [Member]
Milestone payment				$ 50,000
Brown License Agreement [Member] | Elkurt Inc [Member] | Maximum [Member]
Milestone payment				250,000
Brown License Agreement [Member] | Elkurt Inc [Member] | January 1, 2027 [Member]
License maintanence fees				3,000
Brown License Agreement [Member] | Elkurt Inc [Member] | January 1, 2028 [Member]
License maintanence fees				$ 4,000
Small Molecules License Agreement [Member] | Elkurt Inc [Member]
License agreement, description			Upon successful commercialization, the Company is required to pay Elkurt 1.25% of net sales based on the terms under the Brown Anti- PfGARP Small Molecules License Agreement. In addition, the Company must pay Elkurt 25% of all non-royalty sublicense income prior to the first commercial sale, and 10% of non-royalty sublicense income thereafter, in the event that the Company enters into sublicenses for the subject intellectual property. If net sales or non-royalty sublicense income are generated from know-how products, the amounts otherwise due (royalty or non-royalty sublicense income) shall be reduced by 50%. We also are required to pay Elkurt $100,000 in the event that we or one of sublicensees sublicenses this technology to a major pharmaceutical company or if the license agreement or any sublicense agreement for this technology is acquired by a major pharmaceutical company. A major pharmaceutical company is one that is publicly traded, with market capitalization of at least $5 billion and has been engaged in drug discovery, development, production and marketing for no less than 5 years
Accounts payable related parties			$ 100,000
Maximum equity financing			Elkurt being able to terminate the Brown Anti-PfGARP Small Molecules License Agreement at any time and for any reason after November 1, 2023 if the Company has not raised at least $10 million in equity financing by then
License fees			$ 70,000
Small Molecules License Agreement [Member] | Elkurt Inc [Member] | Forecast [Member]
License fees	$ 35,000	$ 35,000
Small Molecules License Agreement [Member] | Elkurt Inc [Member] | Minimum [Member]
Milestone payment			50,000
Small Molecules License Agreement [Member] | Elkurt Inc [Member] | Maximum [Member]
Milestone payment			250,000
Small Molecules License Agreement [Member] | Elkurt Inc [Member] | September 13, 2027 [Member]
License maintanence fees			3,000
Small Molecules License Agreement [Member] | Elkurt Inc [Member] | Thereafter [Member]
License maintanence fees			$ 4,000
Rhode Island License Agreement [Member] | Elkurt Inc [Member]
Patent reimbursement expenses										386,598
Patent reimbursement expenses paid										131,986
License agreement, description							The Company is also required to pay Elkurt 1.5% of net sales under the Rhode Island License Agreement. In addition, the Company must pay Elkurt 25% of all nonroyalty sublicense income prior to the first commercial sale, and 10% of non-royalty sublicense income thereafter, in the event that the Company enters into sublicenses for the subject intellectual property. If net sales or non-royalty sublicense income are generated from know-how products, the amounts otherwise due (royalty or non-royalty sublicense income) shall be reduced by 50%
Accounts payable related parties							$ 110,000			$ 254,612
Maximum equity financing							Elkurt being able to terminate the license agreement at any time and for any reason by November 1, 2023, if the Company has not raised at least $10 million in equity financing by then
Rhode Island License Agreement [Member] | Elkurt Inc [Member] | Minimum [Member]
Milestone payment							$ 50,000
Rhode Island License Agreement [Member] | Elkurt Inc [Member] | Maximum [Member]
Milestone payment							250,000
Rhode Island License Agreement [Member] | Elkurt Inc [Member] | Beginning on January 1, 2022 [Member]
License maintanence fees							3,000
Rhode Island License Agreement [Member] | Elkurt Inc [Member] | Thereafter, until January 1, 2028 [Member]
License maintanence fees							$ 4,000
Teton License Agreement [Member] | Teton Therapeutics Inc [Member]
License agreement, description									Unless earlier terminated, the Teton License Agreement will terminate in its entirety upon the later of (a) the expiration of the last to expire valid claim of the Teton Patents covering any Teton Product, or (b) 20 years
Other expenses									$ 42,000
Outstanding capital stock									10.00%